INVENTORIES - Summary of balances (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventories
Work in process	R$ 75,377	R$ 52,882
Raw materials	1,047,433	626,150
Spare Parts and other	488,410	226,354
Inventories	4,685,595	1,853,104
Pulp | Domestic
Inventories
Finished goods	575,335	167,317
Pulp | Foreign
Inventories
Finished goods	2,229,206	485,226
Paper | Domestic
Inventories
Finished goods	199,635	227,303
Paper | Foreign
Inventories
Finished goods	R$ 70,199	R$ 67,872